Taxes	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Taxes

Note 9 — Taxes

British Virgin Islands

Global Engine Group Holding Limited and Global Engine Holdings Limited are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiary in Hong Kong, Global Engine Limited. Under the current laws of the British Virgin Islands, Global Engine Group Holding Limited and Global Engine Holdings Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Global Engine Holdings Limited and the Company’s subsidiary in Hong Kong, Global Engine Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

GEL is incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

GEL elected the two-tier profits tax rate for its tax years of 2022, 2023 and 2024. GEL applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2022, 2023 and 2024, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 10,000, HKD 6,000 and HKD 3,000, respectively, per case.

Net operating loss will be carried forward indefinitely under Hong Kong profits tax regulation. As of June 30, 2024 and 2023, the Company did not generate net operating loss carry forwards available to offset future taxable income.

The income tax provision consisted of the following components:

	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Current:
Hong Kong	$1,342,379	$467,592	$297,067	$38,045
Total provision for income taxes	$1,342,379	$467,592	$297,067	$38,045

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended June 30
	2022	2023	2024
	HKD	HKD	HKD	US$
Income before income tax	$9,503,793	$3,132,682	$2,892,571	$370,448
Hong Kong income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	1,568,456	516,893	477,274	61,124
Preferential rate	(165,000)	(165,000)	(165,000)	(21,131)
Reconciling items:
Non-taxable items in Hong Kong	(82,221)	(9,975)	(30,394)	(3,893)
Expenses not deductible for tax	31,144	131,674	18,187	2,329
Tax credit	(10,000)	(6,000)	(3,000)	(384)
Total income tax expense	$1,342,379	$467,592	$297,067	$38,045
Effective tax rate	14.1%	14.9%	10.3%	10.3%

No deferred tax assets or liabilities has been recognized in the financial statements as the Company did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as of June 30, 2024 and 2023.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of and for the years ended June 30, 2024, 2023 and 2022, the Company did not have any unrecognized tax benefits. As of June 30, 2024 and 2023, the Company had prepaid tax of HKD 168,199 (US$21,541) and HKD 722,140, respectively. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.